INVESTMENTS AND OTHER FINANCIAL ASSETS - Investments and Other Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments and other financial assets [Abstract]
Investments accounted for using the equity method	€ 34,663	€ 30,012	€ 25,972
Other securities and financial assets	8,178	8,704
Total investments and other financial assets	€ 42,841	€ 38,716